Investment Objectives and Goals - Goaltender ETF	May 08, 2026
Prospectus [Line Items]
Risk/Return [Heading]	GOALTENDER ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Goaltender ETF (the “Fund”) seeks to achieve long-term capital appreciation.